Schedule of Derivative Instruments (Details)	12 Months Ended
Dec. 31, 2015 yr
Warrants Liability Schedule Of Derivative Instruments 1	89.55%
Warrants Liability Schedule Of Derivative Instruments 2	150.85
Warrants Liability Schedule Of Derivative Instruments 3	1.268%
Warrants Liability Schedule Of Derivative Instruments 4	0.56%
Warrants Liability Schedule Of Derivative Instruments 5	0.00%
Warrants Liability Schedule Of Derivative Instruments 6	0.00%
Warrants Liability Schedule Of Derivative Instruments 7	2.4
Warrants Liability Schedule Of Derivative Instruments 8	0.2
Warrants Liability Schedule Of Derivative Instruments 9	1.68
Warrants Liability Schedule Of Derivative Instruments 10	1.68
Warrants Liability Schedule Of Derivative Instruments 11	7.73
Warrants Liability Schedule Of Derivative Instruments 12	7.09
Warrants Liability Schedule Of Derivative Instruments 13	88.00%
Warrants Liability Schedule Of Derivative Instruments 14	92.00%
Warrants Liability Schedule Of Derivative Instruments 15	1.00%
Warrants Liability Schedule Of Derivative Instruments 16	0.09%
Warrants Liability Schedule Of Derivative Instruments 17	0.00%
Warrants Liability Schedule Of Derivative Instruments 18	0.00%
Warrants Liability Schedule Of Derivative Instruments 19	3
Warrants Liability Schedule Of Derivative Instruments 20	3.85
Warrants Liability Schedule Of Derivative Instruments 21	3.85
Warrants Liability Schedule Of Derivative Instruments 22	7.73
Warrants Liability Schedule Of Derivative Instruments 23	7.09